Net Income (Loss) Per Share Attributable to Class A Common Shareholders	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Net Income (Loss) Per Share Attributable to Class A Common Shareholders	Net Income (Loss) Per Share Attributable to Class A Common Shareholders
The Company analyzed the calculation of net income (loss) per share for periods prior to the Business Combination on June 24, 2021 and determined that it resulted in values that would not be meaningful to the users of the condensed consolidated financial statements. Therefore, net income (loss) per share information has not been presented for periods prior to the Business Combination. The basic and diluted net income (loss) per share attributable to Class A common shareholders for the nine months ended September 30, 2021, as presented on the Condensed Consolidated Statements of Operations, represent only the period after the Business Combination to September 30, 2021.
The calculations of basic and diluted net income (loss) per share attributable to Class A common shareholders are presented below:

	Three Months Ended September 30, 2021	Period After Business Combination Through September 30, 2021
Numerator:
Net income (loss) attributable to Perella Weinberg Partners - basic	$3,476	$(9,023)
Dilutive effect from assumed exercise of warrants, net of tax	—	—
Dilutive effect from assumed exchange of PWP OpCo Units, net of tax	(12,163)	(28,401)
Dilutive effect from assumed vesting of RSUs and PSUs, net of tax	—	—
Net Income (loss) attributable to Perella Weinberg Partners - diluted	$(8,687)	$(37,424)
Denominator:
Weighted average shares of Class A common stock outstanding - basic	42,572,813	42,599,954
Weighted average number of incremental shares from assumed exercise of warrants	—	—
Weighted average number of incremental shares from assumed exchange of PWP OpCo Units	50,154,199	50,154,199
Weighted average number of incremental shares from assumed vesting of RSUs and PSUs	—	—
Weighted average shares of Class A common stock outstanding - diluted	92,727,012	92,754,153
Net income (loss) per share attributable to Class A common shareholders
Basic	$0.08	$(0.21)
Diluted	$(0.09)	$(0.40)
The impact of Class B common stock has been excluded from the calculation as these shares are entitled to an insignificant amount of economic participation.
The Company uses the treasury stock method to determine the potential dilutive effect of outstanding warrants and unvested RSUs and PSUs and the if-converted method to determine the potential dilutive effect of exchanges of
PWP OpCo Units into Class A common stock. The Company adjusts net income (loss) attributable to Class A common shareholders under both the treasury stock method and if-converted method for the reallocation of net income (loss) between Class A common shareholders and non-controlling interests that result upon the assumed issuance of dilutive shares of Class A common stock as if the issuance occurred as of the Closing Date. The Company also adjusts the net income (loss) attributable to Class A common shareholders under the treasury stock method to reverse the effect on earnings of classifying the warrants as liabilities. All adjustments are net of any tax impact.
The following table presents the weighted average potentially dilutive shares that were excluded from the calculation of diluted net income (loss) per share under the treasury stock method or if-converted method, as applicable, because the effect of including such potentially dilutive shares was antidilutive for the periods presented:

	Three Months Ended September 30, 2021	Period After Business Combination Through September 30, 2021
Warrants	1,075,327	1,075,327
PWP OpCo Units	—	—
RSUs and PSUs	16,112	16,112
	1,091,439	1,091,439